Changes Carrying Amount of Goodwill (Detail) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Dec. 31, 2014	Mar. 31, 2014
Goodwill [Line Items]
Goodwill - beginning of year	$ 33,200	$ 32,000	$ 1,386,480	$ 494,700
Acquisitions	461,500	1,200
Goodwill - end of year	$ 494,700	$ 33,200	$ 1,386,480	$ 494,700